DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

Note 15. DISCONTINUED OPERATIONS

During the quarter ended September 30, 2008, the Company's Board of Directors decided to discontinue the operations at Sigma.  Operations were discontinued on October 31, 2008. On December 30, 2010, the Company’s holdings in Sigma were sold.  See Note 2 Disposition.  Accordingly, Sigma's results of operations have been reported as discontinued operations for year ended December 31, 2010.

December 31,
2010

Net Sales	$-
Cost of Sales	20,000
Gross loss	(20,000)
Operating costs and expenses	245,000
Loss from operations	(265,000)
Interest and financing costs	(1,000)
Other Income	608,000
Income	$342,000